Earnings (Loss) Per Common Share (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,317,627	13,106,997	40,964,909
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,671,196	60,000	2,521,896
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,646,431	1,706,431	2,162,977
Series A preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	933,333	933,333
Convertible promissory note and interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	10,407,233	35,346,703